Note 19 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Business Combination, Contingent Consideration, Liability, Total	$ 24,128
Interest rate swap liability	2,101
Fair Value, Inputs, Level 1 [Member]
Business Combination, Contingent Consideration, Liability, Total
Interest rate swap liability
Fair Value, Inputs, Level 2 [Member]
Business Combination, Contingent Consideration, Liability, Total
Interest rate swap liability	2,101
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration, Liability, Total	24,128	$ 14,423
Interest rate swap liability